Commitments (Tables)	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company is committed to future minimum annual operating lease payments for office and branch premises, which expire through 2027 as follows:

Aggregate Lease Payments
2014	$20,419
2015	14,539
2016	9,628
2017	7,564
2018	5,658
Thereafter	25,281
$83,089